UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.0%

Security	Principal Amount (000’s omitted)	Value
Education — 10.3%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,484,768
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	617,076
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,970,140
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,857,669
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,087,151
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,679,340
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	557,270
University of Virginia, 5.00%, 6/1/40	1,500	1,646,955

		$13,900,369

Electric Utilities — 3.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$370,108
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,428,505
South Carolina Public Service Authority, 5.50%, 1/1/38	1,310	1,468,615
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	685	744,704
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	571,400

		$4,583,332

Escrowed/Prerefunded — 0.9%
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$110	$126,035
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,125,870

		$1,251,905

General Obligations — 21.4%
California, 5.00%, 12/1/30	$610	$701,634
California, 5.00%, 10/1/33	2,150	2,455,859
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,717,817
Clark County, NV, 5.00%, 7/1/33	500	559,965
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,981,050
Hawaii, 5.00%, 12/1/29	2,500	2,857,675
Hawaii, 5.00%, 12/1/30	1,000	1,142,810
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/33	2,000	2,203,520
Mississippi, 5.00%, 10/1/36(1)	1,725	1,935,329
New York, 5.00%, 2/15/34(1)	2,750	3,088,470
New York, NY, 5.00%, 8/1/31	2,000	2,256,300
Oregon, 5.00%, 8/1/36	1,000	1,113,830
Washington, 5.00%, 2/1/35(1)	5,250	5,937,593

		$28,951,852

Hospital — 4.0%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$409,205
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,360,841

Security	Principal Amount (000’s omitted)	Value
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	$1,120	$350,571
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	885,990
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	687,509
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,726,095

		$5,420,211

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$602,544

		$602,544

Insured-Education — 4.4%
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	$1,555	$1,647,585
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,255,056

		$5,902,641

Insured-Electric Utilities — 7.3%
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,150,925
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	828,147
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,224,117
South Carolina Public Service Authority, (BHAC), 5.50%, 1/1/38	1,465	1,642,382

		$9,845,571

Insured-Escrowed/Prerefunded — 6.4%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,159,760
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	758,701
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	475,604
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	752,638
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), Prerefunded to 11/16/15, 5.00%, 11/15/35	1,490	1,516,403
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	649,242
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,335,962
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	148,950
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,834,363

		$8,631,623

Insured-General Obligations — 6.4%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$929,738
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,629,600
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,073,152

		$8,632,490

Insured-Hospital — 14.0%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,863,435
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,593,795
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,318,866
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,658,200
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,855,717

Security	Principal Amount (000’s omitted)	Value
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$750	$795,308
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,236,133
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	528,955
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,475,696
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,545,364

		$18,871,469

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,507,004

		$1,507,004

Insured-Lease Revenue/Certificates of Participation — 5.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,266,090
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	348,130
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,558,652
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,625,130

		$6,798,002

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,026,592
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,183,370

		$2,209,962

Insured-Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$844,754
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	481,432

		$1,326,186

Insured-Special Tax Revenue — 5.0%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,091,980
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,056,357
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	581,018

		$6,729,355

Insured-Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,115	$1,227,894

		$1,227,894

Insured-Transportation — 20.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$289,346
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	446,900
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	200,725
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	112,020
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,764,818
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,427,200
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,380,299
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,945,200
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,134,490
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	604,657

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	$1,040	$1,149,127
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	283,583
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	323,176
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,926,575

		$26,988,116

Insured-Water and Sewer — 7.2%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,761,533
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	205	205,664
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,366,350
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	471,570
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,244,300
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	251,611
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	212,544
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	260,071
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	210,386
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,478,640
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,976

		$9,683,645

Lease Revenue/Certificates of Participation — 10.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,470,100
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,724,100
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,255,690

		$14,449,890

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,490,398
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	280,795

		$1,771,193

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$259,997

		$259,997

Special Tax Revenue — 7.9%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	$405	$461,396
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	244,193
Homewood, AL, City Board of Education, 5.00%, 4/1/32	1,880	2,074,787
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	941,475
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	525,994
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,923,066
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	3,800	4,480,352

		$10,651,263

Transportation — 13.3%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$736,819
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,137,421
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,888,301
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	539,712
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	709,255

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	$865	$978,159
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,238,256
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,531,768
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,210,534
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	463,163
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	411,079
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,313,931
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,116,510
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,723,275

		$17,998,183

Water and Sewer — 5.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,029,000
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,644,288
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	402,808
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	314,130
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,498,840

		$7,889,066

Total Tax-Exempt Investments — 160.0% (identified cost $198,913,176)		$216,083,763

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (33.1)%		$(44,700,863)

Other Assets, Less Liabilities — (26.9)%		$(36,307,302)

Net Assets Applicable to Common Shares — 100.0%		$135,075,598

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.2%
Others, representing less than 10% individually	85.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 50.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 19.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,630,352.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	29 U.S. Long Treasury Bond	Short	$(4,486,110)	$(4,374,469)	$111,641

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $111,641.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$156,167,108

Gross unrealized appreciation	$18,362,424
Gross unrealized depreciation	(755,769)

Net unrealized appreciation	$17,606,655

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$216,083,763	$—	$216,083,763
Total Investments	$—	$216,083,763	$—	$216,083,763
Futures Contracts	$111,641	$—	$—	$111,641
Total	$111,641	$216,083,763	$—	$216,195,404

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2015 is not presented.

At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015